7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

December 11, 2020

VIA EDGAR

U.S. Securities and Exchange Commission 100 F St. N.E. Washington, D.C. 20549

RE:	Voya Mutual Funds (the “Registrant”)
(File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 4, 2020 to Voya Global High Dividend Low Volatility Fund’s Class A, Class C, Class I, Class R6, Class T, and Class W shares Prospectus and to Voya International High Dividend Low Volatility Fund’s Class A, Class I, Class R6 and Class T shares Prospectus and Class P3 shares Prospectus, each dated February 28, 2020.

The purpose of the filing is to submit the 497(e) filing dated December 4, 2020, in XBRL for the Voya Global High Dividend Low Volatility Fund and Voya International High Dividend Low Volatility Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management